Note 6 - Related Party Debt Agreements	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes To Financial Statements [Abstract]
Related Party Debt Agreements

Esenjay Credit Facilities

Between October 2011 and September 2012, the Company entered into three debt agreements with Esenjay Investments, LLC (“Esenjay”). Esenjay is deemed to be a related party as Mr. Michael Johnson, the beneficial owner and director of Esenjay, is a current member of our board of directors and a major shareholder of the Company (owning approximately 61.3% of our outstanding common shares as of March 31, 2019). The three debt agreements consisted of a Bridge Loan Promissory Note, a Secondary Revolving Promissory Note and an Unrestricted Line of Credit (collectively, the “Loan Agreements”). On December 31, 2015, the Bridge Loan Promissory Note and the Secondary Revolving Promissory Note expired, leaving the Unrestricted Line of Credit available for future draws.

The Unrestricted Line of Credit had a maximum borrowing amount of $10,000,000, was convertible at a rate of $0.60 per share, bore interest at 8% per annum and was converted to the company’s common stock on October 31, 2018 prior to maturity on January 31, 2019.

On March 22, 2018, Flux Power entered into a credit facility agreement with Esenjay with a maximum borrowing amount of $5,000,000. Proceeds from the credit facility are to be used to purchase inventory and related operational expenses and accrue interest at a rate of 15% per annum (the “Inventory Line of Credit”). The outstanding balance of the Inventory Line of Credit and all accrued interest is due and payable on March 31, 2019. Funds received from Esenjay since December 5, 2017 were transferred to the Inventory Line of Credit resulting in $1,755,000 outstanding as of March 31, 2018 and $3,245,000 available for future draws.

On October 31, 2018, the Company entered into an Early Note Conversion Agreement (the “Early Note Conversion Agreement”) with Esenjay, pursuant to which Esenjay agreed to immediately exercise its conversion rights under the Unrestricted and Open Line of Credit, dated September 24, 2012 to convert the outstanding principal amount of $7,975,000 plus accrued and unpaid interest of $1,041,280 for 15,027,134 shares of the Company’s common stock. The Company followed FASB ASC Topic No.470, Debt to record the early conversion of debt to equity. The Early Note Conversion Agreement had an induced conversion which included issuance of 268,018 additional shares of common stock and recorded as interest expense at the stock’s fair value of $466,351 at October 31, 2018.

During the three and nine months ended March 31, 2019, the Company recorded approximately $90,000 and $1,058,000, respectively of interest expense in the accompanying condensed consolidated statements of operations related to the Unrestricted Line of Credit and Inventory Line of Credit. Advances under both the Unrestricted Line of Credit and Inventory Line of Credit are made solely at the discretion of Esenjay and are secured by substantially all of Flux’s tangible and intangible assets.

Shareholder Convertible Promissory Note

On April 27, 2017, we formalized an oral agreement for advances totaling $500,000, received from a shareholder (“Shareholder”) into a written Convertible Promissory Note (the “Convertible Note”). Borrowings under the Convertible Note accrue interest at 12% per annum, with all unpaid principal and accrued interest due and payable on October 27, 2018. In addition, at the election of Shareholder, all or any portion of the outstanding principal, accrued but unpaid interest and/or late charges under the Convertible Note may be converted into shares of the Company’s common stock at a conversion price of $1.20 per share; provided, however, the Shareholder shall not have the right to convert any portion of the Convertible Note to the extent that the Shareholder would beneficially own in excess of 5% of the total number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon conversion of the Convertible Note.

On October 25, 2018, the Company and the Shareholder entered into an amendment to the Convertible Promissory Note. The amendment (i) extended the maturity date of the Convertible Note from October 27, 2018 to February 1, 2019 and (ii) allowed for the automatic conversion of the Convertible Note immediately following the full conversion of the line of credit granted by Esenjay to the Company under the Esenjay Loan into shares of Common Stock of the Company. As a result of the conversion of the Esenjay Loan on October 31, 2018, the Shareholder Convertible Note of $500,000 plus accrued interest of $102,510 automatically converted into 502,091 shares of common stock.

Shareholder Short Term Lines of Credit

On October 26, 2018, the Company entered into a credit facility agreement with Cleveland Capital, L.P., a Delaware limited partnership (“Cleveland”), our minority shareholder, pursuant to which Cleveland agreed to make available to Flux a line of credit (“Cleveland LOC”) in a maximum principal amount at any time outstanding of up to Two Million Dollars ($2,000,000) with a maturity date of December 31, 2018. The Cleveland LOC has an origination fee in the amount of Twenty Thousand Dollars ($20,000), which represents one percent (1%) of the Cleveland LOC, and carries a simple interest of twelve percent (12%) per annum. Interest is calculated on the basis of the actual daily balances outstanding under the Cleveland LOC. The Cleveland LOC was paid back December 27, 2018.

On October 31, 2018, Flux entered into a credit facility agreement with a shareholder, (“Investor”), pursuant to which Investor agreed to make available to Flux a line of credit (“Investor LOC”) in a maximum principal amount at any time outstanding of up to Five Hundred Thousand Dollars ($500,000) with a maturity date of December 31, 2018. The Investor LOC had an origination fee in the amount of Five Thousand Dollars ($5,000), which represents one percent (1%) of the Investor LOC, and carries a simple interest of twelve percent (12%) per annum. Interest is calculated on the basis of the actual daily balances outstanding under the Investor LOC. The Investor LOC was paid back December 28, 2018.

 Amended Credit Facility

On March 28, 2019, the Company, entered into an amended and restated credit facility agreement (“Amended and Restated Credit Facility Agreement”) with Esenjay Investments, LLC, (“Esenjay”) and, Cleveland Capital, L.P., a Delaware limited partnership and a minority stockholder of the Registrant (“Cleveland” and Esenjay, together with additional parties that may join as a lender, the “Lenders”) to amend and restate the terms of the Credit Facility Agreement dated March 22, 2018 between the Company and Esenjay (the “Original Agreement”) in its entirety.

The Original Agreement was amended, among other things, to (i) increase the maximum principal amount available under line of credit from $5,000,000 to $7,000,000 (“LOC”), (ii) add Cleveland as additional lender to the LOC pursuant to which each lender has a right to advance a pro rata amount of the principal amount available under the LOC, (iii) extend the maturity date from March 31, 2019 to December 31, 2019, and (iv) to provide for additional parties to become a “Lender” under the Amended and Restated Credit Facility Agreement. In connection with the LOC, on March 28, 2019 the Company issued a secured promissory note to Cleveland (the “Cleveland Note”), and an amended and restated secured promissory note to Esenjay which amended and superseded the secured promissory note dated March 22, 2018 (“Esenjay Note” and together with the Cleveland Note, the “Notes”). The Notes were issued for the principal amount of $7,000,000 or such lesser principal amount advanced by the respective Lender under the Amended and Restated Credit Facility Agreement (the “Principal Amount”). The Notes bear an interest of fifteen percent (15%) per annum and a maturity date of December 31, 2019. The outstanding balance as of March 31, 2019 was $3,405,000.

To secure the obligations under the Notes, the Company entered into an amended and restated credit facility agreement dated March 28, 2019 with the Lenders (the “Amended Security Agreement”). The Amended Security Agreement amends and restates the Guaranty and Security Agreement dated March 22, 2018 by and between Cleveland as a secured party to the agreement and appointing Esenjay as collateral agent.

Esenjay Credit Facilities

Between October 2011 and September 2012, the Company entered into three debt agreement with Esenjay. Esenjay is deemed to be a related party as Mr. Michael Johnson, the beneficial owner and director of Esenjay is a current member of our board of directors and a major shareholder of the Company (owning approximately 52% of our outstanding common shares as of June 30, 2018). The three debt agreements consisted of a Bridge Loan Promissory Note, a Secondary Revolving Promissory Note and an Unrestricted Line of Credit (collectively, the “Loan Agreements”). On December 31, 2015, the Bridge Loan Promissory Note and the Secondary Revolving Promissory Note expired leaving the Unrestricted Line of Credit, available for future draws.

The Unrestricted Line of Credit has a maximum borrowing amount of $10,000,000, is convertible at a rate of $0.60 per share, bears interest at 8% per annum and matures on January 31, 2019. Advances under the Unsecured Line of Credit are subject to Esenjay's approval.

On December 29, 2015, we entered into a Second Amendment to the Unrestricted Line of Credit (“Second Amendment”), with Esenjay which modified certain terms of the Unrestricted Line of Credit resulting in approximately $310,000 of debt issuance costs, and accordingly, was amortized over the remaining seven-month term through July 30, 2016, at which time it was fully amortized. During the year ended June 30, 2017 we recorded approximately $44,000 of deferred financing amortization costs, which is included in interest expense in the accompanying consolidated statements of operations.

The outstanding principal balance of the Unrestricted Line of Credit as of June 30, 2018 was $7,975,000, convertible at $0.60 per share or 13,291,667  shares of common stock, resulting in a remaining $2,025,000 available for future draws under this agreement, subject to lender’s approval.  During the years ended June 30, 2018 and 2017, the Company recorded approximately $587,000 and $162,000, respectively of interest expense in the accompanying consolidated statements of operations related to the Unrestricted Line of Credit.

On March 22, 2018, Flux Power entered into a credit facility agreement with Esenjay with a maximum borrowing amount of $5,000,000. Proceeds from the credit facility are to be used to purchase inventory and related operational expenses and accrue interest at a rate of 15% per annum (the “Inventory Line of Credit”). The outstanding balance of the Inventory Line of Credit and  accrued interest is due and payable on March 31, 2019. Funds received from Esenjay since December 5, 2017 were transferred to the Inventory Line of Credit resulting in $2,405,000 outstanding as of June 30, 2018 and $2,595,000 available for future draws, subject to the lender’s approval.

As of June 30, 2018 and 2017, the Company had approximately $931,000 and $239,000, respectively of accrued interest associated with such credit facilities.

Shareholder Convertible Promissory Note

On April 27, 2017, we formalized an oral agreement for advances totaling $500,000, received from a shareholder (“Shareholder”) into a written Convertible Promissory Note (the “Convertible Note”). Borrowings under the Convertible Note accrue interest at 12% per annum, with all unpaid principal and accrued interest due and payable on October 27, 2018. In addition, at any time commencing on or after the date that is six (6) months from the issue date, at the election of Shareholder, all or any portion of the outstanding principal, accrued but unpaid interest and/or late charges under the Convertible Note may be converted into shares of the Company’s common stock at a conversion price of $1.20 per share. As a result, the Convertible Note is convertible into 485,345 and 416,667 shares of common stock at June 30, 2018 and June 30, 2017, respectively. During the year ended June 30, 2018 and 2017, the Company recorded approximately $60,000 and $22,000, respectively of interest expense in the accompanying consolidated statements of operations related to the Unrestricted Line of Credit.

As of June 30, 2018 and 2017, the Company had approximately $82,000 and $22,000, respectively of accrued interest associated with the Convertible Note.